Right-of-use asset/Lease Liability - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2022
Lessee, Lease, Description [Line Items]
Finance lease, daily payment		$ 21,971	$ 9,786	$ 0
Right-of-use asset		0	31,938
Current lease liability		$ 0	21,945
MV Stelios Y | Metamou
Lessee, Lease, Description [Line Items]
Finance lease, term of contract	12 months
Finance lease, security down payment at signing	$ 9,000
Finance lease, daily payment	14,500
Finance lease, option to purchase underlying asset	$ 18,000
Right-of-use asset			31,938		$ 30,637
Right-of-use asset, gross			32,160		32,160
Right-of-use asset, accumulated amortization			222		$ 1,523
Current lease liability			$ 21,945
Weighted average discount rate		2.69%